CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive loss, tax	$ 0	$ 0	$ 0